Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Wireless Portfolio
November 30, 2023
WIR-NPRT3-0124
1.810702.119
Common Stocks - 99.9%
	Shares	Value ($)
Broadline Retail - 2.6%
Broadline Retail - 2.6%
Amazon.com, Inc. (a)	55,400	8,093,386
Communications Equipment - 5.2%
Communications Equipment - 5.2%
Ericsson:
(B Shares)	163,600	808,989
(B Shares) sponsored ADR (b)	466,100	2,279,229
Motorola Solutions, Inc.	27,568	8,900,880
Nokia Corp. sponsored ADR (b)	799,800	2,783,304
ViaSat, Inc. (a)(b)	61,201	1,251,560
		16,023,962
Consumer Staples Distribution & Retail - 0.0%
Food Retail - 0.0%
Maplebear, Inc. (b)	700	16,933
Diversified Telecommunication Services - 19.3%
Alternative Carriers - 2.9%
GCI Liberty, Inc. Class A (c)	112,300	1
Iridium Communications, Inc.	48,000	1,828,800
Liberty Global Ltd. Class A	351,800	5,628,800
Liberty Latin America Ltd. Class C (a)	213,200	1,456,156
		8,913,757
Integrated Telecommunication Services - 16.4%
AT&T, Inc.	1,848,800	30,634,616
Cellnex Telecom SA (d)	78,915	3,012,860
Orange SA ADR (b)	641,500	7,665,925
Shenandoah Telecommunications Co.	300	6,681
Telefonica SA sponsored ADR (b)	667,849	2,851,715
Verizon Communications, Inc.	174,301	6,680,957
		50,852,754
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		59,766,511
Entertainment - 0.8%
Movies & Entertainment - 0.8%
Spotify Technology SA (a)	14,100	2,610,051
Equity Real Estate Investment Trusts (REITs) - 11.1%
Telecom Tower REITs - 11.1%
American Tower Corp.	130,092	27,160,608
Crown Castle International Corp.	12,801	1,501,301
SBA Communications Corp. Class A	22,900	5,655,384
		34,317,293
Financial Services - 0.1%
Diversified Financial Services - 0.1%
Jio Financial Services Ltd.	123,000	338,393
Ground Transportation - 5.0%
Passenger Ground Transportation - 5.0%
Uber Technologies, Inc. (a)	271,900	15,329,722
Interactive Media & Services - 6.3%
Interactive Media & Services - 6.3%
Match Group, Inc. (a)	38,800	1,256,344
Meta Platforms, Inc. Class A (a)	42,200	13,805,730
Snap, Inc. Class A (a)	331,800	4,588,794
		19,650,868
IT Services - 0.6%
Internet Services & Infrastructure - 0.6%
Shopify, Inc. Class A (a)	26,200	1,907,884
Media - 0.1%
Cable & Satellite - 0.1%
DISH Network Corp. Class A (a)(b)	71,349	261,137
Oil, Gas & Consumable Fuels - 1.1%
Oil & Gas Refining & Marketing - 1.1%
Reliance Industries Ltd.	116,800	3,330,249
Semiconductors & Semiconductor Equipment - 16.2%
Semiconductor Materials & Equipment - 0.9%
Teradyne, Inc.	28,200	2,600,886
Semiconductors - 15.3%
Marvell Technology, Inc.	327,200	18,234,856
NXP Semiconductors NV	25,300	5,163,224
Qorvo, Inc. (a)	43,100	4,159,150
Qualcomm, Inc.	117,450	15,156,923
STMicroelectronics NV (depository receipt) (b)	99,800	4,734,512
		47,448,665
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		50,049,551
Software - 0.4%
Application Software - 0.4%
Klaviyo, Inc. Class A	700	20,741
LivePerson, Inc. (a)	84,000	238,560
RingCentral, Inc. (a)	31,400	893,644
Zoom Video Communications, Inc. Class A (a)	300	20,349
		1,173,294
Technology Hardware, Storage & Peripherals - 12.8%
Technology Hardware, Storage & Peripherals - 12.8%
Apple, Inc.	185,120	35,163,545
Samsung Electronics Co. Ltd.	80,570	4,512,441
		39,675,986
Wireless Telecommunication Services - 18.3%
Wireless Telecommunication Services - 18.3%
Bharti Airtel Ltd.	410,600	4,996,652
Bharti Airtel Ltd.	47,900	353,435
Millicom International Cellular SA (a)(b)	179,580	3,027,719
Rogers Communications, Inc. Class B (non-vtg.)	80,700	3,474,926
Spok Holdings, Inc.	1	17
T-Mobile U.S., Inc.	225,716	33,958,972
U.S. Cellular Corp. (a)	185,600	8,431,808
Vodafone Group PLC sponsored ADR	282,581	2,560,184
		56,803,713
TOTAL COMMON STOCKS (Cost $228,847,581)		309,348,933

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e)	616,647	616,770
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	10,006,405	10,007,405
TOTAL MONEY MARKET FUNDS (Cost $10,624,175)		10,624,175

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $239,471,756)	319,973,108
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(10,151,745)
NET ASSETS - 100.0%	309,821,363

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,012,860 or 1.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	2,912,303	33,313,536	35,609,069	48,829	-	-	616,770	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	10,799,733	96,258,125	97,050,453	80,958	-	-	10,007,405	0.0%
Total	13,712,036	129,571,661	132,659,522	129,787	-	-	10,624,175

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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